FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about aging of accounts receivable [Table Text Block]
	December 31, 2019	December 31, 2018
Current	$ 8,411	$ 7,992
Past due 31-60 days	1,051	475
Past due 61-90 days	352	108
Past due 91-120 days	41	228
Past due over 120 days(1)	12,197	669
Trade accounts receivable	22,052	9,472
Less allowance for doubtful accounts	(188)	(154)
	$ 21,864	$ 9,318

Disclosure of detailed information about allowance for doubtful accounts for trade accounts receivable [Table Text Block]
	2019	2018
Balance, beginning of year	$154	$91
Provision for doubtful accounts	69	105
Bad debts written off, net of recoveries	(35)	(42)
Balance, end of year	$188	$154

Disclosure of detailed information about contractual cash flow maturities [Table Text Block]
		Contractual Cash Flow Maturities
As at December 31, 2019	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$13,766	$13,766	$13,766
Foreign exchange forward contracts designated as cash flow hedges	1	1	1	$-	$-
Income taxes payable	2,326	2,326	2,326	-	-
Payable to loyalty program partners	78,270	78,270	78,270	-	-
	$94,363	$94,363	$94,363	$-	$-

		Contractual Cash Flow Maturities
As at December 31, 2018	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$9,489	$9,489	$9,489
Foreign exchange forward contracts designated as cash flow hedges	878	878	878	$-	$-
Income taxes payable	117	117	117	-	-
Payable to loyalty program partners	69,749	69,749	69,749	-	-
	$80,233	$80,233	$80,233	$-	$-

Disclosure of detailed information about foreign currency risk [Table Text Block]
As at December 31, 2019	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.76750	1.31710	1.12170	0.009213
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	3,814	4,256	2,826	183,018
Cash held in trust and restricted cash	3,302	-	-	-
Funds receivable from payment processors	422	862	867	26,241
Accounts receivable	1,653	3,129	859	62,993
	9,191	8,247	4,552	272,252
Financial liabilities
Accounts payable and accrued liabilities	5,239	3,221	102	8,773
Payable to loyalty program partners	4,456	6,111	5,345	89,531
	9,695	9,332	5,447	98,304

As at December 31, 2018	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.73361	1.27356	1.14449	0.00909
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	3,667	8,430	5,660	97,455
Funds receivable from payment processors	221	740	1,556	30,043
Accounts receivable	691	2,597	774	68,795
	4,579	11,767	7,990	196,293
Financial liabilities
Accounts payable and accrued liabilities	1,370	2,547	774	18,515
Payable to loyalty program partners	1,380	8,237	5,382	71,868
	2,750	10,784	6,156	90,383

Disclosure of fair value measurement [Table Text Block]
2019	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$229	$229

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges(i)	(1)	(1)
	$228	$228
2018	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$-	$-

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges(i)	(878)	(878)
	$(878)	$(878)

(i) The carrying values of the Corporation's foreign exchange forward contracts are included in prepaid expenses and other assets and current portion of other liabilities in the consolidated statements of financial position.